SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

8.   SHARE-BASED COMPENSATION

In February 2015, the Group adopted the 2015 Incentive Compensation Plan (“2015 Plan”), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2015 Plan administrator is the Group’s board of directors. The board may also authorize one or more of the Group’s officers to grant awards under the plan. The Group has authorized 61,605,996 ordinary shares for issuance under the 2015 Plan. The options expire in ten years from the date of grant.

In June 2020, the Group adopted the 2020 Incentive Compensation Plan (“2020 Plan”), which permits the granting of share options, restricted share units and other equity incentives to employees, directors and consultants of the Group. The 2020 Plan administrator is the Group’s board of directors. The board may also authorize one or more of the Group’s officers to grant awards under the plan. The Group had initially authorized 45,765,386 ordinary shares, which increased to 97,748,392 ordinary shares in December 2024, plus an annual increase on the first day of each year during the ten-year term of the 2020 Plan commencing with the year beginning January 1, 2021, by an amount equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding year, for issuance under the 2020 Plan. The options expire in ten years from the date of grant. The Company uses treasury shares or new shares for issuing shares under 2020 Plan.

For the years ended December 31, 2022, 2023 and 2024, total share-based compensation expenses recognized were RMB218,730, RMB163,153 and RMB90,703, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling and marketing	60,474	69,799	38,646
General and administrative	98,243	40,313	15,170
Research and development	60,013	53,041	36,887
Total	218,730	163,153	90,703

Share option

Under the 2015 Plan and 2020 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. The Group recognized RMB30,928, RMB18,198 and RMB439 of stock-based compensation expenses for the years ended December 31, 2022, 2023 and 2024, respectively. The Group did not grant any share options for the years ended December 31, 2022, 2023 and 2024.

The following table summarized the Group’s share option activities under the option plans:

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2024	6,150,084	0.76	4.59	2.20	404
Exercised	(253,208)	0.02		0.10
Forfeited	(1,648,180)	0.80		2.18
Outstanding at December 31, 2024	4,248,696	0.79	3.80	2.33	—
Vested and expect to vest at December 31, 2024	4,248,696	0.79	3.80	2.33	—
Exercisable at December 31, 2024	4,248,696	0.79	3.80	2.33	—

The total intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 was RMB203,841, RMB51,110 and RMB536, respectively. As of December 31, 2024, there was no unrecognized compensation expense related to options.

8.   SHARE-BASED COMPENSATION - continued

Restricted share units

The Group granted restricted share units to employees and non-employees in 2022, 2023 and 2024.

In 2022, the Group granted in total 13,178,072 restricted share units, subject to a two-year or four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$2.02 (RMB13.94).

In 2023, the Group granted in total 8,479,188 restricted share units, subject to a four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$1.66 (RMB11.76).

In 2024, the Group granted in total 36,768,616 restricted share units, mainly subject to a four-year service vesting schedule under the 2020 Plan. The weighted average estimated fair value on the grant date of each restricted share unit was US$0.47 (RMB3.42).

The following table summarized the Group’s restricted share unit activities under the 2015 Plan and the 2020 Plan:

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units	Fair Value
		US$
Nonvested at January 1, 2024	18,043,220	2.51
Granted	36,768,616	0.47
Vested	(4,896,060)	3.24
Forfeited	(8,218,708)	1.85
Nonvested at December 31, 2024	41,697,068	0.75
Expected to vest at December 31, 2024	41,697,068	0.75

Restricted share units granted to employees and non-employees are measured based on the closing price of ordinary shares on the grant date and recognized as compensation cost on a straight-line basis over the requisite service period. Total share-based compensation expenses recognized for these restricted share units in 2022, 2023 and 2024 were RMB183,798, RMB135,755 and RMB78,137, respectively. The total fair value of restricted share units vested during the years ended December 31, 2022, 2023 and 2024, was RMB214,134, RMB80,913 and RMB18,444, respectively. As of December 31, 2024, there were RMB169,160 of unrecognized compensation expenses related to nonvested restricted share units which is expected to be recognized over a weighted-average period of 2.72 years.

JD’s Share Incentive Plan (the “JD Employee Awards”)

On April 26, 2016, the Group consummated the acquisition of JDDJ business from JD. The acquisition involved the transfer of certain employees from JD to the Group. These employees were granted with nonvested restricted share units by JD when they were employed by JD. The JD Employee Awards which are generally vested annually over six years continued in effect after the acquisition for the employees transferred to the Group, provided that these employees continue their employment with the Group or any subsidiaries of JD. In addition, certain employees of the Group were transferred from JD Group. Prior to their transfer, these employees were granted with JD Employee Awards and the JD Employee Awards remain in effect after their transfer to the Group per original agreement.

The Group recognizes the entire cost of JD Employee Awards incurred by JD, the Group’s controlling shareholder, as compensation cost with a corresponding amount as a capital contribution according to ASC 505-10-25-3. The share-based compensation amounts related to JD’s share were RMB4,004, RMB9,200 and RMB12,127 for the years ended December 31, 2022, 2023 and 2024, respectively.